Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets Parenthetical
Common shares Issued	53,306,109	44,958,843
Preferred shares Issued	0	8,000,000